CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Mortgage servicing rights, at fair value	$ 787,344	$ 93,901	$ 116,029
Loans held for sale, at fair value	235,909	401,120	503,753
Other assets, at fair value	$ 18,551	7,335	0
Financing liabilities, at fair value		$ 2,058,693	$ 1,249,380
Convertible preferred stock, Series A, par value (in dollars per share)			$ 0.01
Convertible preferred stock, Series A, shares authorized (in shares)			200,000
Convertible preferred stock, Series A, shared issued (in shares)			62,000
Convertible preferred stock, Series A, shares outstanding (in shares)			62,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	125,390,482	125,215,615	135,176,271
Common stock, shares outstanding (in shares)	125,390,482	125,215,615	135,176,271